JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 136.8% (97.9% of Total Investments)

	COMMON STOCKS – 33.6% (24.0% of Total Investments)

	Air Freight & Logistics – 0.4%

41,701	Oesterreichische Post AG, (2)	$1,824,790

	Commercial Services & Supplies – 0.4%

2,521,303	China Everbright Environment Group Ltd, (2)	1,711,518

	Diversified Financial Services – 0.4%

984,001	Sdcl Energy Efficiency Income Trust PLC	1,519,328

	Diversified Telecommunication Services – 1.8%

1,538,996	HKBN Ltd, (2)	2,241,662
466,366	HKT Trust & HKT Ltd, (2)	665,673
7,239,913	NetLink NBN Trust, (2)	5,089,806
	Total Diversified Telecommunication Services	7,997,141

	Electric Utilities – 8.1%

2,186,229	AusNet Services, (2)	3,055,793
25,126	CEZ AS, (2)	620,961
193,329	Cia de Transmissao de Energia Eletrica Paulista	870,017
83,855	CK Infrastructure Holdings Ltd, (2)	499,911
22,283	Edison International	1,305,784
55,641	Emera Inc	2,476,328
138,281	Endesa SA, (2)	3,664,772
111,638	Enel Chile SA, ADR	437,621
102,550	OGE Energy Corp	3,318,518
252,956	Power Assets Holdings Ltd, (2)	1,497,242
67,676	PPL Corp, (3)	1,951,776
196,297	Red Electrica Corp SA, (2)	3,481,902
2,539,068	Spark Infrastructure Group, (2)	4,196,079
365,496	SSE PLC, (2)	7,328,551
189,601	Transmissora Alianca de Energia Eletrica SA	1,311,019
	Total Electric Utilities	36,016,274

	Equity Real Estate Investment Trust – 0.1%

65,406	Nexus Real Estate Investment Trust	437,185

	Gas Utilities – 4.0%

162,874	AltaGas Ltd	2,713,919
89,208	APA Group, (2)	681,151
240,596	Enagas SA, (2)	5,237,980
215,249	Italgas SpA, (2)	1,397,847
80,947	Naturgy Energy Group SA, (2)	1,987,474
840,418	Snam SpA, (2)	4,659,221
56,166	South Jersey Industries Inc	1,268,228
	Total Gas Utilities	17,945,820

	Health Care Providers & Services – 0.5%

113,764	Chartwell Retirement Residences	1,060,059
90,586	Sienna Senior Living Inc	1,032,221
	Total Health Care Providers & Services	2,092,280

	Independent Power & Renewable Electricity Producers – 1.8%

59,974	Atlantica Sustainable Infrastructure PLC	2,196,848
692	Canadian Solar Infrastructure Fund Inc, (2)	790,031

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers (continued)

3,370	Clearway Energy Inc	$94,832
18,495	Clearway Energy Inc	490,302
279,897	TransAlta Renewables Inc	4,581,429
	Total Independent Power & Renewable Electricity Producers	8,153,442

	Industrial Conglomerates – 0.0%

165,724	NWS Holdings Ltd, (2)	175,688

	Multi-Utilities – 2.8%

19,337	ACEA SpA, (2)	422,628
62,332	Canadian Utilities Ltd	1,673,495
195,466	Engie SA, (2)	2,776,656
23,057	EON SE, (2)	268,706
50,697	National Grid PLC, ADR	3,003,290
1,160,795	REN-Redes Energeticas Nacionais SGPS SA, (2)	3,239,552
315,004	Vector Ltd, (2)	891,544
	Total Multi-Utilities	12,275,871

	Oil, Gas & Consumable Fuels – 7.2%

105,149	Enbridge Inc	3,827,424
191,566	Enterprise Products Partners LP	4,218,283
165,464	Gibson Energy Inc	2,932,190
194,160	Kinder Morgan Inc	3,232,764
48,016	Magellan Midstream Partners LP	2,081,974
77,334	Pembina Pipeline Corp	2,233,806
158,608	Plains GP Holdings LP	1,490,915
71,075	TC Energy Corp	3,258,241
366,044	Williams Cos Inc, (3)	8,671,582
111,678	Z Energy Ltd, (2), (4)	220,987
	Total Oil, Gas & Consumable Fuels	32,168,166

	Real Estate Management & Development – 3.9%

283,049	Amot Investments Ltd, (2)	1,515,825
13	Ascendas India Trust, (2)	14
152,280	Cibus Nordic Real Estate AB, (2)	2,860,415
40,469	Citycon Oyj, (2)	336,694
9,352	CK Asset Holdings Ltd, (2)	56,931
501,061	Corp Inmobiliaria Vesta SAB de CV	1,049,214
100,514	DIC Asset AG, (2)	1,741,165
152,946	Dios Fastigheter AB	1,257,409
169,474	Hongkong Land Holdings Ltd, (2)	833,505
40,317	Kennedy-Wilson Holdings Inc	814,807
2,393,700	Land & Houses PCL	656,595
682,662	New World Development Co Ltd, (2)	3,546,210
2,011,254	Sino Land Co Ltd, (2)	2,806,848
	Total Real Estate Management & Development	17,475,632

	Road & Rail – 0.5%

724,359	Aurizon Holdings Ltd, (2)	2,152,591

	Thrifts & Mortgage Finance – 0.2%

346,814	Real Estate Credit Investments Ltd/Fund	662,193

	Transportation Infrastructure – 0.8%

154,472	Atlas Arteria Ltd, (2)	700,963
846,602	China Merchants Port Holdings Co Ltd, (2)	1,301,740
953,666	COSCO SHIPPING Ports Ltd, (2)	695,933
30,855	Dalrymple Bay Infrastructure Ltd, (4)	51,559
610,883	Jiangsu Expressway Co Ltd, (2)	760,748
	Total Transportation Infrastructure	3,510,943

Shares	Description (1)	Value

	Water Utilities – 0.7%

310,914	Guangdong Investment Ltd, (2)	$507,995
289,334	Inversiones Aguas Metropolitanas SA	226,910
198,562	United Utilities Group PLC, (2)	2,537,302
	Total Water Utilities	3,272,207
	Total Common Stocks (cost $132,902,719)	149,391,069

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 33.5% (24.0% of Total Investments)

	Diversified – 5.5%

588,588	Abacus Property Group, (2)	$1,261,001
139,277	Broadstone Net Lease Inc	2,548,769
488,235	Charter Hall Long Wale REIT, (2)	1,756,174
6,245	Cofinimmo SA, (2)	909,225
514,751	GPT Group, (2)	1,805,739
430,037	Growthpoint Properties Australia Ltd, (2)	1,138,092
151,977	Home Reit PLC	238,848
627	Hulic Reit Inc, (2)	983,528
27,876	ICADE, (2)	2,036,393
1,122,830	LXI REIT Plc, (2)	1,950,983
1,928,861	Mapletree North Asia Commercial Trust, (2)	1,522,924
737,250	Mirvac Group, (2)	1,406,384
5	Nomura Real Estate Master Fund Inc, (2)	7,528
2,911	Star Asia Investment Corp, (2)	1,387,134
576,194	Stockland, (2)	1,934,238
195,603	Stride Property Group, (2)	311,737
29,489	VEREIT Inc	1,138,865
37,906	Washington Real Estate Investment Trust	837,723
17,957	WP Carey Inc	1,270,637
	Total Diversified	24,445,922

	Health Care – 5.9%

39,857	CareTrust REIT Inc	928,070
171,221	Global Medical REIT Inc	2,244,707
72,257	Healthcare Trust of America Inc	1,992,848
4,209	LTC Properties Inc	175,599
329,706	Medical Properties Trust Inc	7,016,144
306,682	NorthWest Healthcare Properties Real Estate Investment Trust	3,155,406
127,398	Omega Healthcare Investors Inc, (3)	4,666,589
251,067	Physicians Realty Trust	4,436,354
106,723	Sabra Health Care REIT Inc	1,852,711
	Total Health Care	26,468,428

	Hotels – 1.5%

208,325	MGM Growth Properties LLC	6,795,562

	Industrial – 5.0%

370,156	APN Industria REIT, (2)	830,418
401,151	Ascendas Real Estate Investment Trust, (2)	911,259
1,237,639	Centuria Industrial REIT, (2)	3,129,971
508,008	Dream Industrial Real Estate Investment Trust	5,424,896
501,221	ESR-REIT, (2)	145,674
945,647	Frasers Logistics & Commercial Trust, (2)	1,021,460
19,328	Industrial Logistics Properties Trust	447,057
9,427	Mapletree Logistics Trust, (2)	13,555
411,788	PLA Administradora Industrial S de RL de CV	607,825
135,743	STAG Industrial Inc	4,562,322
957,820	Urban Logistics REIT PLC	1,954,266
655,160	Warehouse Reit PLC	1,138,036
130,147	WPT Industrial Real Estate Investment Trust	1,965,220
	Total Industrial	22,151,959

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	Mortgage – 1.2%

51,223	Ares Commercial Real Estate Corp	$702,779
57,700	Blackstone Mortgage Trust Inc	1,788,700
55,026	KKR Real Estate Finance Trust Inc	1,011,928
34,010	Nexpoint Real Estate Finance Inc	631,906
35,051	Starwood Property Trust Inc	867,162
14,011	TPG RE Finance Trust Inc	156,923
	Total Mortgage	5,159,398

	Office – 4.5%

4,894	Brandywine Realty Trust	63,181
538,241	Centuria Office REIT, (2)	823,137
8,636	Columbia Property Trust Inc	147,675
34,979	Covivio, (2)	2,991,699
134,082	Dexus, (2)	996,988
42,004	Dream Office Real Estate Investment Trust	707,253
68,854	Easterly Government Properties Inc	1,427,343
1,457,006	GDI Property Group, (2)	1,186,514
59,863	Globalworth Real Estate Investments Ltd	421,208
413	Highwoods Properties Inc	17,734
66,044	Intervest Offices & Warehouses NV, (2)	1,638,014
8,258	Invesco Office J-Reit Inc, (2)	1,304,340
47	Japan Excellent Inc, (2)	60,979
53,281	NSI NV	2,111,913
110,344	Piedmont Office Realty Trust Inc	1,916,675
73,544	Postal Realty Trust Inc	1,263,486
275,580	True North Commercial Real Estate Investment Trust	1,506,513
27,628	Vornado Realty Trust	1,254,035
	Total Office	19,838,687

	Residential – 0.4%

21,771	Apartment Income REIT Corp	930,928
50,294	BSR Real Estate Investment Trust	550,719
174	Kenedix Residential Next Investment Corp, (2)	339,879
	Total Residential	1,821,526

	Retail – 7.8%

2,786	Altarea SCA, (2)	506,078
261,272	APN Convenience Retail REIT, (2)	679,353
10,802	Brixmor Property Group Inc	218,525
2,395,082	CapitaLand China Trust, (2)	2,444,640
243,866	Choice Properties Real Estate Investment Trust	2,631,354
9,852	Federal Realty Investment Trust	999,485
2,373,504	Fortune Real Estate Investment Trust, (2)	2,279,375
1,818,180	Frasers Centrepoint Trust, (2)	3,333,062
300	Kenedix Retail REIT Corp, (2)	729,605
82,484	National Retail Properties Inc	3,635,070
1,528	NETSTREIT Corp	28,253
19,082	Regency Centers Corp	1,082,140
315,217	RioCan Real Estate Investment Trust	4,881,135
1,509	Saul Centers Inc	60,526
604,301	Scentre Group, (2)	1,301,117
55,970	Simon Property Group Inc	6,367,707
62,481	Spirit Realty Capital Inc	2,655,443
557,609	Waypoint REIT, (2)	1,065,931
	Total Retail	34,898,799

	Specialized – 1.7%

133,892	Automotive Properties Real Estate Investment Trust	1,218,847
121,213	CatchMark Timber Trust Inc	1,233,948
182,335	Charter Hall Social Infrastructure REIT, (2)	431,819
3,419	Four Corners Property Trust Inc	93,681
56,386	Gaming and Leisure Properties Inc	2,392,458

Shares	Description (1)			Value

	Specialized (continued)

74,810	VICI Properties Inc			$2,112,634
	Total Specialized			7,483,387
	Total Real Estate Investment Trust Common Stocks (cost $128,743,392)			149,063,668

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 20.7% (14.8% of Total Investments)

	Diversified Financial Services – 0.2%

20,918	Brookfield Finance Inc	4.625%	BBB	$508,517
13,799	National Rural Utilities Cooperative Finance Corp	5.500%	A3	364,707
	Total Diversified Financial Services			873,224

	Electric Utilities – 2.8%

41,677	DTE Energy Co	4.375%	BBB–	1,047,343
11,720	Duke Energy Corp	5.750%	BBB–	324,058
19,848	Entergy Arkansas LLC	4.875%	A	504,536
14,350	Entergy Texas Inc	5.375%	BBB–	387,306
44,293	Georgia Power Co	5.000%	BBB	1,179,523
93,896	Integrys Holding Inc, (2), (4)	6.000%	BBB	2,450,686
23,209	NextEra Energy Capital Holdings Inc	5.250%	BBB	588,580
63,944	Southern Co	5.250%	BBB	1,629,293
2,250	Southern Co	5.250%	BBB	59,513
83,843	Southern Co	4.950%	BBB	2,206,748
87,377	Southern Co	4.200%	BBB	2,171,318
	Total Electric Utilities			12,548,904

	Equity Real Estate Investment Trust – 11.4%

34,076	American Homes 4 Rent	6.500%	BB	862,464
63,448	American Homes 4 Rent	6.350%	BB	1,609,041
49,680	American Homes 4 Rent	5.875%	BB	1,283,731
71,109	American Homes 4 Rent	5.875%	BB	1,847,412
2,118	American Homes 4 Rent	6.250%	Ba1	56,974
65,604	Armada Hoffler Properties Inc	6.750%	N/R	1,738,506
103,144	Centerspace	6.625%	N/R	2,730,222
62,114	City Office REIT Inc	6.625%	N/R	1,615,585
55,790	DiamondRock Hospitality Co	8.250%	N/R	1,566,583
63,441	Digital Realty Trust Inc	5.250%	Baa3	1,682,455
21,763	Digital Realty Trust Inc	6.625%	Baa3	551,692
41,936	Digital Realty Trust Inc	5.850%	Baa3	1,164,563
59,684	Digital Realty Trust Inc	5.200%	Baa3	1,590,579
2,297	Federal Realty Investment Trust	5.000%	Baa1	60,618
66,009	Kimco Realty Corp	5.250%	Baa2	1,738,017
1,884	Mid-America Apartment Communities Inc	8.500%	BBB–	119,634
72,992	Monmouth Real Estate Investment Corp	6.125%	N/R	1,855,457
16,804	National Retail Properties Inc	5.200%	Baa2	430,182
19,820	National Storage Affiliates Trust	6.000%	N/R	523,644
47,021	Pebblebrook Hotel Trust	6.500%	N/R	1,180,697
49,428	Pebblebrook Hotel Trust	6.375%	N/R	1,218,400
65,354	Pebblebrook Hotel Trust	6.300%	N/R	1,584,834
87	PS Business Parks Inc	5.250%	BBB	2,270
63,829	PS Business Parks Inc	5.200%	BBB	1,678,703
111,934	PS Business Parks Inc	4.875%	BBB	2,968,490
43,365	Public Storage	4.875%	A3	1,161,315
213	Public Storage	4.750%	A3	5,845
34,865	Public Storage	4.625%	A3	936,474
1,569	QTS Realty Trust Inc	7.125%	B–	43,869
71,954	Rexford Industrial Realty Inc	5.625%	BB+	1,893,829
22,519	Saul Centers Inc	6.125%	N/R	578,513
34,070	Saul Centers Inc	6.000%	N/R	882,413
48,971	SITE Centers Corp	6.375%	BB+	1,263,452
12,443	SL Green Realty Corp	6.500%	Ba1	321,278
10,719	Summit Hotel Properties Inc	6.450%	N/R	270,548
56,140	Summit Hotel Properties Inc	6.250%	N/R	1,378,237

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Coupon		Ratings (5)	Value

	Equity Real Estate Investment Trust (continued)

12,143	Sunstone Hotel Investors Inc	6.950%		N/R	$307,218
63,192	Sunstone Hotel Investors Inc	6.450%		N/R	1,598,758
53,584	UMH Properties Inc	6.750%		N/R	1,372,822
37,710	Urstadt Biddle Properties Inc	6.250%		N/R	950,292
36,797	Urstadt Biddle Properties Inc	5.875%		N/R	911,094
13,746	Vornado Realty Trust	5.700%		Baa3	346,949
125,047	Vornado Realty Trust	5.250%		Baa3	3,172,442
75,254	Vornado Realty Trust	5.250%		Baa3	1,929,512
	Total Equity Real Estate Investment Trust				50,985,613

	Gas Utilities – 0.7%

88,998	South Jersey Industries Inc	5.625%		BB+	2,271,229
27,421	Spire Inc	5.900%		BBB	752,432
	Total Gas Utilities				3,023,661

	Independent Power & Renewable Electricity Producers – 0.6%

38,977	Brookfield Renewable Partners LP	5.750%		BBB–	790,581
74,724	Brookfield Renewable Partners LP	5.250%		BBB–	1,948,055
	Total Independent Power & Renewable Electricity Producers				2,738,636

	Multi-Utilities – 3.1%

27,767	Algonquin Power & Utilities Corp	6.200%		BB+	761,649
82,143	Brookfield Infrastructure Partners LP	5.350%		BBB–	1,653,710
82,770	Brookfield Infrastructure Partners LP	5.125%		BBB–	2,117,257
23,966	Brookfield Infrastructure Partners LP	5.000%		BBB–	604,662
53,435	CMS Energy Corp	5.875%		Baa2	1,451,295
64,424	Dominion Energy Inc	5.250%		BBB–	1,646,033
55,893	DTE Energy Co	5.375%		BBB–	1,424,713
2,332	DTE Energy Co	5.250%		BBB–	60,842
30,061	NiSource Inc	6.500%		BBB–	837,800
121,193	Sempra Energy	5.750%		BBB–	3,303,721
	Total Multi-Utilities				13,861,682

	Oil, Gas & Consumable Fuels – 0.1%

14,441	NuStar Energy LP	7.625%		B2	301,528

	Real Estate Management & Development – 1.6%

75,228	Brookfield Property Partners LP	6.375%		BB+	1,934,112
77,571	Brookfield Property Partners LP	6.500%		BB+	2,009,089
88,242	Brookfield Property Partners LP	5.750%		BB+	2,191,049
45,226	Landmark Infrastructure Partners LP	7.900%		N/R	1,155,976
	Total Real Estate Management & Development				7,290,226

	Trading Companies & Distributors – 0.2%

28,590	Fortress Transportation and Infrastructure Investors LLC, (4)	8.250%		N/R	721,612
	Total $25 Par (or similar) Retail Preferred (cost $87,897,787)				92,345,086

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 20.1% (14.4% of Total Investments)

	Auto Components – 0.3%

$1,225	NESCO Holdings II Inc, 144A, (WI/DD)	5.500%	4/15/29	B	$1,256,605

	Air Freight & Logistics – 0.3%

1,125	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	1,161,563

	Chemicals – 0.0%

100	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	105,000

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Commercial Services & Supplies – 0.4%

$500		Adani Ports & Special Economic Zone Ltd, 144A	4.200%	8/04/27	BBB–	$530,245
500		Clean Harbors Inc, 144A	5.125%	7/15/29	BB+	530,815
100		GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	105,375
475		GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	460,750
225		Stericycle Inc, 144A	3.875%	1/15/29	BB	222,188
		Total Commercial Services & Supplies				1,849,373

		Communications Equipment – 0.4%

225		Liquid Telecommunications Financing Plc, 144A	5.500%	9/04/26	B1	236,295
745		Viasat Inc, 144A	5.625%	9/15/25	BB–	757,263
675		Viasat Inc, 144A	6.500%	7/15/28	BB–	710,815
		Total Communications Equipment				1,704,373

		Construction & Engineering – 0.3%

600		GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	611,969
300		GMR Hyderabad International Airport Ltd, 144A	4.250%	10/27/27	BB+	286,417
600		IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B2	645,000
		Total Construction & Engineering				1,543,386

		Diversified Financial Services – 0.5%

375		Cometa Energia SA de CV, 144A	6.375%	4/24/35	Baa3	418,839
650		Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	680,062
6,376	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,190,646
		Total Diversified Financial Services				2,289,547

		Diversified Telecommunication Services – 0.8%

600		Altice France SA/France, 144A	5.500%	1/15/28	B	614,844
460		Level 3 Financing Inc, 144A	4.625%	9/15/27	BB	473,418
850		Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	859,614
650		QualityTech LP / QTS Finance Corp, 144A	3.875%	10/01/28	BB	646,750
750		Zayo Group Holdings Inc, 144A	4.000%	3/01/27	B1	736,875
		Total Diversified Telecommunication Services				3,331,501

		Electric Utilities – 1.8%

290		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	Baa3	332,073
700		Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energ, 144A	6.250%	12/10/24	BB+	771,225
386		Adani Transmission Ltd, 144A	4.250%	5/21/36	BBB–	398,128
200		Cikarang Listrindo Tbk PT, 144A	4.950%	9/14/26	BB+	204,260
925		Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	887,427
1,800,000	COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	Baa3	500,139
855		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	866,551
600		Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba3	599,370
638		LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	744,055
600		NRG Energy Inc	6.625%	1/15/27	BB+	624,000
675		Pacific Gas and Electric Co	3.300%	8/01/40	BBB–	610,956
395		Pattern Energy Operations LP / Pattern Energy Operations Inc, 144A	4.500%	8/15/28	BB–	401,419
950		TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB	986,394
		Total Electric Utilities				7,925,997

		Energy Equipment & Services – 0.2%

325		Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	330,135
350		Galaxy Pipeline Assets Bidco Ltd, 144A	3.250%	9/30/40	Aa2	334,271
		Total Energy Equipment & Services				664,406

		Equity Real Estate Investment Trust – 3.2%

425		Diversified Healthcare Trust	4.375%	3/01/31	BB	414,834
1,125		GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	1,162,659
1,175		HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.750%	9/15/30	BB+	1,130,937
500		Host Hotels & Resorts LP	3.500%	9/15/30	BBB–	501,978
485		Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	503,794
300		Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	296,580

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Equity Real Estate Investment Trust (continued)

$2,025	MPT Operating Partnership LP / MPT Finance Corp	3.500%	3/15/31	BBB–	$1,987,173
1,200	Retail Properties of America Inc	4.750%	9/15/30	BBB–	1,270,106
1,600	RHP Hotel Properties LP / RHP Finance Corp, 144A	4.500%	2/15/29	B1	1,606,352
1,625	SBA Communications Corp	3.875%	2/15/27	BB–	1,661,075
1,260	Scentre Group Trust 2, 144A	5.125%	9/24/80	BBB+	1,310,967
225	Starwood Property Trust Inc, 144A	5.500%	11/01/23	Ba3	235,125
500	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	540,373
875	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	907,690
825	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	832,178
	Total Equity Real Estate Investment Trust				14,361,821

	Gas Utilities – 0.7%

740	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B–	740,000
1,300	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB–	1,353,638
1,060	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	1,102,400
	Total Gas Utilities				3,196,038

	Health Care Providers & Services – 1.3%

1,130	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC–	1,182,963
375	CHS/Community Health Systems Inc, 144A	4.750%	2/15/31	B	366,338
450	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	Ba3	486,563
1,000	Encompass Health Corp	4.750%	2/01/30	B+	1,028,701
250	HCA Inc	3.500%	9/01/30	Ba2	252,117
575	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	566,375
175	Tenet Healthcare Corp, 144A	7.500%	4/01/25	BB–	188,942
1,425	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,487,344
	Total Health Care Providers & Services				5,559,343

	Hotels, Restaurants & Leisure – 0.8%

200	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	210,508
1,000	Hilton Domestic Operating Co Inc, 144A	4.000%	5/01/31	N/R	1,000,000
1,475	Hilton Domestic Operating Co Inc, 144A	3.625%	2/15/32	BB	1,431,635
350	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	4.625%	6/15/25	BB+	369,145
555	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	574,258
	Total Hotels, Restaurants & Leisure				3,585,546

	Household Durables – 0.2%

1,100	Mattamy Group Corp, 144A	4.625%	3/01/30	BB	1,092,608

	Independent Power & Renewable Electricity Producers – 1.1%

500	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba2	510,000
336	Calpine Corp, 144A	5.250%	6/01/26	BB+	345,492
1,675	Calpine Corp, 144A	3.750%	3/01/31	BB+	1,596,443
300	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	312,117
600	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	Ba3	590,256
525	NRG Energy Inc, 144A	5.250%	6/15/29	BB+	561,750
500	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	506,250
410	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	413,079
	Total Independent Power & Renewable Electricity Producers				4,835,387

	Media – 1.0%

475	Altice Financing SA, 144A	5.000%	1/15/28	B	469,032
200	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	198,000
1,600	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	5/01/32	BB	1,620,000
1,775	CSC Holdings LLC, 144A	4.625%	12/01/30	B	1,745,916
625	Lamar Media Corp	3.750%	2/15/28	BB–	624,219
	Total Media				4,657,167

	Mortgage Real Estate Investment Trust – 0.1%

250	Starwood Property Trust Inc	4.750%	3/15/25	Ba3	259,570

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oil, Gas & Consumable Fuels – 3.8%

$600		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	B	$645,312
300		Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B–	297,783
665		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	653,363
163		Energean Israel Finance Ltd, 144A	5.375%	3/30/28	Ba3	164,808
100		EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	96,698
1,820		Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	1,906,450
450		EQM Midstream Partners LP	5.500%	7/15/28	BB	472,383
525		EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	509,250
305		Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	298,138
940		Global Partners LP / GLP Finance Corp	7.000%	8/01/27	B+	991,700
500		Leviathan Bond Ltd, 144A	6.750%	6/30/30	BB	549,493
1,050		M/I Homes Inc	4.950%	2/01/28	BB–	1,087,406
875		New Fortress Energy Inc, 144A, (WI/DD)	6.500%	9/30/26	BB–	881,562
575		NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	590,812
225		NuStar Logistics LP	6.375%	10/01/30	BB–	243,281
200		Oleoducto Central SA, 144A	4.000%	7/14/27	BBB–	211,302
625		ONEOK Inc	6.350%	1/15/31	BBB	784,752
1,535	CAD	Pembina Pipeline Corp	4.800%	1/25/81	BB+	1,182,550
900		Peru LNG Srl, 144A	5.375%	3/22/30	BB–	806,634
500		Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB–	509,213
200		Promigas SA ESP / Gases del Pacifico SAC, 144A	3.750%	10/16/29	Baa3	203,300
150		Rattler Midstream LP, 144A	5.625%	7/15/25	BBB–	156,618
1,575		Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,648,442
200		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	4.000%	1/15/32	BB	188,104
640		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	643,200
400		Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	CCC+	345,768
500		USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB–	515,000
500		Western Midstream Operating LP	5.050%	2/01/30	BB	542,940
		Total Oil, Gas & Consumable Fuels				17,126,262

		Real Estate Management & Development – 1.0%

475		Howard Hughes Corp, 144A	4.125%	2/01/29	BB	464,417
525		Howard Hughes Corp, 144A	4.375%	2/01/31	BB	514,172
1,150		Hunt Cos Inc, 144A, (WI/DD)	5.250%	4/15/29	BB–	1,150,000
550		Kennedy-Wilson Inc	4.750%	3/01/29	BB	556,875
1,025		Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,038,069
725	EUR	Peach Property Finance GmbH, 144A	4.375%	11/15/25	BB–	884,213
		Total Real Estate Management & Development				4,607,746

		Road & Rail – 0.3%

200		ENA Master Trust, 144A	4.000%	5/19/48	BBB	203,000
500		Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	527,638
500		Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	525,610
		Total Road & Rail				1,256,248

		Specialty Retail – 0.4%

800		Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.375%	4/01/26	B–	794,640
875		Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.875%	4/01/29	B–	863,188
275		Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	277,805
		Total Specialty Retail				1,935,633

		Trading Companies & Distributors – 0.2%

890		Fortress Transportation and Infrastructure Investors LLC, 144A	6.500%	10/01/25	Ba3	930,050
125		United Rentals North America Inc	3.875%	2/15/31	BB	125,625
		Total Trading Companies & Distributors				1,055,675

		Transportation Infrastructure – 0.7%

620		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BB+	652,918
1,025		Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	B+	1,068,561
438		Autopistas del Sol SA/Costa Rica, 144A	7.375%	12/30/30	B	438,392
600		DP World PLC, 144A	5.625%	9/25/48	Baa3	702,750

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Transportation Infrastructure (continued)

4,200	MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	Baa1	$210,519
		Total Transportation Infrastructure				3,073,140

		Wireless Telecommunication Services – 0.3%

150		Hughes Satellite Systems Corp	5.250%	8/01/26	BBB–	165,074
865		Hughes Satellite Systems Corp	6.625%	8/01/26	BB	958,506
		Total Wireless Telecommunication Services				1,123,580
		Total Corporate Bonds (cost $88,647,800)				89,557,515

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 14.8% (10.6% of Total Investments)

		Diversified Financial Services – 0.4%

$155		National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$167,254
1,650		Transcanada Trust	5.625%	5/20/75	BBB	1,749,000
		Total Diversified Financial Services				1,916,254

		Electric Utilities – 4.7%

1,580		AusNet Services Holdings Pty Ltd	5.750%	3/17/76	BBB	1,605,939
995		ComEd Financing III	6.350%	3/15/33	Baa2	1,154,672
2,600		Duke Energy Corp	4.875%	N/A (17)	BBB–	2,746,900
1,970		Edison International	5.375%	N/A (17)	BB+	1,997,186
900	GBP	Electricite de France SA	5.875%	7/22/69	BBB	1,395,191
3,868		Emera Inc	6.750%	6/15/76	BB+	4,396,021
2,210		Enel SpA, 144A	8.750%	9/24/73	BBB	2,569,125
1,350		NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	1,460,164
1,755		NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	1,999,389
895		Southern Co	4.000%	1/15/51	BBB	944,449
695		SSE PLC	4.750%	9/16/77	BBB–	720,124
		Total Electric Utilities				20,989,160

		Marine – 0.2%

940		Royal Capital BV	4.875%	11/05/69	N/R	972,900

		Multi-Utilities – 3.1%

3,395		CenterPoint Energy Inc	6.125%	N/A (17)	BBB–	3,556,262
1,115		CMS Energy Corp	4.750%	6/01/50	Baa2	1,204,200
1,045		Dominion Energy Inc	5.750%	10/01/54	BBB–	1,132,084
1,275		Dominion Energy Inc	4.650%	N/A (17)	BBB–	1,342,320
895		NiSource Inc	5.650%	N/A (17)	BBB–	924,087
1,912		RWE AG	6.625%	7/30/75	BBB–	2,208,414
3,055		Sempra Energy	4.875%	N/A (17)	BBB–	3,268,850
12,692		Total Multi-Utilities				13,636,217

		Oil, Gas & Consumable Fuels – 5.4%

4,180		Enbridge Inc	6.000%	1/15/77	BBB–	4,462,150
4,765		Enbridge Inc	5.500%	7/15/77	BBB–	4,853,772
1,690		Enbridge Inc	6.250%	3/01/78	BBB–	1,769,265
1,550		Enbridge Inc	5.750%	7/15/80	BBB–	1,658,500
1,384		Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	3.223%	11/01/66	Ba1	961,880
3,115		Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	3,106,324
2,120		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	2,124,965
915	CAD	Inter Pipeline Ltd	6.625%	11/19/79	BB	760,862
955	CAD	Keyera Corp	5.950%	3/10/81	BB	761,826
2,073		Transcanada Trust	5.875%	8/15/76	BBB	2,259,570
1,344		Transcanada Trust	5.500%	9/15/79	BBB	1,436,400
		Total Oil, Gas & Consumable Fuels				24,155,514

Principal Amount (000) (6)		Description (1)			Coupon	Maturity	Ratings (5)	Value

		Real Estate Management & Development – 0.7%

$2,500		AT Securities BV			5.250%	7/21/69	BBB–	$2,628,126
500	SGD	Frasers Property Treasury Pte Ltd			3.950%	4/05/69	N/R	359,776
		Total Real Estate Management & Development						2,987,902

		Road & Rail – 0.3%

1,134		BNSF Funding Trust I			6.613%	12/15/55	A-	1,299,346
		Total $1,000 Par (or similar) Institutional Preferred (cost $62,038,316)						65,957,293

Shares		Description (1)			Coupon		Ratings (5)	Value

		CONVERTIBLE PREFERRED SECURITIES – 9.9% (7.1% of Total Investments)

		Commercial Services & Supplies – 0.5%

25,162		GFL Environmental Inc			6.000%		N/R	$2,052,464

		Electric Utilities – 4.5%

45,680		American Electric Power Co Inc			6.125%		BBB	2,231,925
62,276		American Electric Power Co Inc			6.125%		BBB	3,005,440
61,718		NextEra Energy Inc			4.872%		A-	3,543,231
76,744		NextEra Energy Inc			5.279%		BBB	3,801,130
39,752		NextEra Energy Inc			6.219%		BBB	1,971,699
18,080		PG&E Corp			5.500%		N/R	2,062,928
64,873		Southern Co			6.750%		BBB	3,303,982
		Total Electric Utilities						19,920,335

		Equity Real Estate Investment Trust – 1.0%

8,691		Equity Commonwealth			6.500%		N/R	272,897
8,718		Lexington Realty Trust			6.500%		N/R	490,998
19,200		QTS Realty Trust Inc			6.500%		B–	2,697,792
15,731		RPT Realty			7.250%		BB	854,036
		Total Equity Real Estate Investment Trust						4,315,723

		Gas Utilities – 0.7%

2,498		South Jersey Industries Inc			7.250%		N/R	96,173
21,052		South Jersey Industries Inc			8.750%		N/R	1,046,074
36,783		Spire Inc, (2)			7.500%		N/R	2,005,777
		Total Gas Utilities						3,148,024

		Independent Power & Renewable Electricity Producers – 0.4%

18,196		AES Corp			6.875%		BB	1,879,647

		Multi-Utilities – 2.6%

46,896		CenterPoint Energy Inc			7.000%		N/R	1,954,156
34,280		Dominion Energy Inc			7.250%		BBB–	3,388,235
99,206		DTE Energy Co			6.250%		BBB–	4,929,546
13,721		Sempra Energy			6.750%		N/R	1,436,040
		Total Multi-Utilities						11,707,977

		Water Utilities – 0.2%

17,231		Essential Utilities Inc			6.000%		N/R	985,441
		Total Convertible Preferred Securities (cost $41,373,413)						44,009,611

Principal Amount (000)		Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (5)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 1.5% (1.0% of Total Investments) (8)

		Electric Utilities – 0.2%

$683		ExGen Renewables, Term Loan, First Lien	3.750%	3-Month LIBOR	2.750%	12/11/27	BB–	$684,996

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (5)	Value

	Health Care Providers & Services – 0.2%

$1,080	Lifepoint Health, Inc., New Term Loan B	3.859%	1-Month LIBOR	3.750%	11/16/25	B1	$1,079,119

	Oil, Gas & Consumable Fuels – 0.1%

595	Buckeye Partners, Term Loan, First Lien	2.359%	1-Month LIBOR	2.250%	11/01/26	Ba1	593,576

	Real Estate Management & Development – 0.4%

1,938	GGP, Term Loan B	2.609%	1-Month LIBOR	2.500%	8/24/25	BB+	1,855,656

	Road & Rail – 0.5%

2,277	Genesee & Wyoming Inc., Term Loan, First Lien	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	2,272,378
$6,573	Total Variable Rate Senior Loan Interests (cost $6,513,857)						6,485,725

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.8% (0.6% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.6%

$3,195	Cheniere Energy Inc			4.250%	3/15/45	N/R	$2,610,245

	Real Estate Management & Development – 0.2%

970	Tricon Residential Inc, 144A			5.750%	3/31/22	N/R	1,018,500
$4,165	Total Convertible Bonds (cost $3,241,451)						3,628,745

Shares	Description (1)						Value

	INVESTMENT COMPANIES – 0.8% (0.6% of Total Investments)

535,523	Greencoat UK Wind PLC/Funds						$949,232
602,956	Renewables Infrastructure Group Ltd						1,012,474
479,506	Sequoia Economic Infrastructure Income Fund Ltd						688,766
799,895	Starwood European Real Estate Finance Ltd						932,913
	Total Investment Companies (cost $3,547,876)						3,583,385

Principal Amount (000)	Description (1)			Interest Rate (18)	Maturity		Value

	WHOLE LOANS – 0.8% (0.6% of Total Investments) (19), (20)

	Diversified Financial Services – 0.8%

$4,383	NCH Corp, (10), (11), (12)			11.925%	8/01/49		$1,401,833
13,956	NCH Corp, (10), (11), (12)			11.925%	8/01/49		2,102,417
$18,339	Total Whole Loans (cost $19,035,238)						3,504,250

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (5)	Value

	MORTGAGE-BACKED SECURITIES – 0.3% (0.2% of Total Investments)

$200	Alen 2021-ACEN Mortgage Trust, 144A			4.106%	4/15/34	BB–	$200,060
165	COMM 2015-CCRE24 Mortgage Trust			3.463%	8/10/48	BBB–	148,496
215	GS Mortgage Securities Trust 2016-GS4			3.811%	11/10/49	A-	202,668
310	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A			2.856%	7/15/36	N/R	309,999
525	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A			4.356%	7/15/36	N/R	516,787
$1,415	Total Mortgage-Backed Securities (cost $1,391,863)						1,378,010

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Gas Utilities – 0.0%

989,593	Snam SpA, (12)			$1,160
	Total Common Stock Rights (cost $–)			1,160
	Total Long-Term Investments (cost $575,333,712)			608,905,517

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.0% (2.1% of Total Investments)

	REPURCHASE AGREEMENTS – 3.0% (2.1% of Total Investments)

$13,343	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $13,343,200, collateralized by $13,185,600, U.S. Treasury Notes, 1.375%, due 1/31/25, value $13,610,203.	0.000%	4/01/21	$13,343,200
	Total Short-Term Investments (cost $13,343,200)			13,343,200
	Total Investments (cost $588,676,912) – 139.8%			622,248,717
	Borrowings – (38.6)% (13), (14)			(171,835,000)
	Other Assets Less Liabilities – (1.2)% (15)			(5,193,138)
	Net Assets – 100%			$445,220,579

Investments in Derivatives

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(2)	6/21	$(268,559)	$(261,875)	$6,683	$500
U.S. Treasury 10-Year Ultra Note	(46)	6/21	(6,861,823)	(6,609,625)	252,198	15,812
U.S. Treasury Long Bond	(11)	6/21	(1,759,886)	(1,700,532)	59,355	4,813
U.S. Treasury Ultra Bond	(7)	6/21	(1,320,072)	(1,268,531)	51,541	8,094
Total			$(10,210,340)	$(9,840,563)	$369,777	$29,219

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (16)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Securities LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(7,329,797)	$(7,329,797)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$68,408,065	$80,983,004	$—	$149,391,069
Real Estate Investment Trust Common Stocks	102,487,721	46,575,947	—	149,063,668
$25 Par (or similar) Retail Preferred	89,894,400	2,450,686	—	92,345,086
Corporate Bonds	—	89,557,515	—	89,557,515
$1,000 Par (or similar) Institutional Preferred	—	65,957,293	—	65,957,293
Convertible Preferred Securities	42,003,834	2,005,777	—	44,009,611
Variable Rate Senior Loan Interests	—	6,485,725	—	6,485,725
Convertible Bonds	—	3,628,745	—	3,628,745
Investment Companies	3,583,385	—	—	3,583,385
Whole Loans	—	—	3,504,250	3,504,250
Mortgage-Backed Securities	—	1,378,010	—	1,378,010
Common Stock Rights	—	—	1,160	1,160

Short-Term Investments:
Repurchase Agreements	—	13,343,200	—	13,343,200

Investments in Derivatives:
Futures Contracts*	369,777	—	—	369,777
Interest Rate Swaps*	—	(7,329,797)	—	(7,329,797)
Total	$306,747,182	$305,036,105	$3,505,410	$615,288,697
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Loan is currently default with regards to scheduled interest and/or principal payments.

(11)

Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(13)	Borrowings as a percentage of Total Investments is 27.6%.

(14)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(16)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(17)	Perpetual security. Maturity date is not applicable.

(18)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(19)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933.

(20)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

MXN	Mexican Peso

N/A	Not Applicable.

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

WI/DD	Purchased on a when-issued or delayed delivery basis.